Share-based Payments Arrangement - CLPT's Employee Stock Options Outstanding (Detail) - C L P T Plan	12 Months Ended
	Dec. 31, 2021 $ / shares	Sep. 30, 2021 $ / shares	Feb. 26, 2021 $ / shares
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Range of Exercise Price	$ 15.90	$ 15.90	$ 16.87
Number of Options Outstanding	550.00
Weighted-average Remaining Contractual Life (Years)	3 years 1 month 28 days
Weighted-average Exercise Price	$ 15.90
Options Exercisable Number of Options	0
Option Exercisable Weighted-average Exercise Price	$ 0